Accounting change and new accounting guidance	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Accounting change and new accounting guidance
Accounting change and new accounting guidance

ASU 2017-04, Simplifying the Test for Goodwill Impairment

In January 2017, the FASB issued ASU 2017-04, Simplifying the Test for Goodwill Impairment. This ASU simplifies the annual goodwill impairment test by eliminating Step 2. The Step 2 calculation estimated the implied goodwill using the fair values of all assets, including previously unrecorded intangibles, and liabilities at the date of the test. Step 2 was required if the first step of the annual test indicated that the fair value of a reporting unit is less than its carrying value. After adopting this ASU, the amount of any goodwill impairment will be determined by the excess of the carrying value of a reporting unit over its fair value. The Company early adopted this ASU in the second quarter of 2017, in conjunction with our annual goodwill impairment test. The annual test did not result in any impairment.

ASU 2016-09, Compensation – Stock Compensation

In March 2016, the FASB issued ASU 2016-09, Compensation – Stock Compensation. This ASU simplifies several aspects of the accounting for share-based payment transactions, including income tax consequences, recognition of forfeitures and classification on the statement of cash flows. The Company adopted this ASU effective Jan. 1, 2017.

In 2017, we recorded an income tax benefit of $50 million related to the vesting of stock awards and option exercises in the provision for income taxes. Previously, this had been recorded directly to additional paid-in capital. The impact in future periods will vary depending on the number of restricted stock units vesting (which primarily occurs in the first quarter of each year), the number of stock options exercised and the change in value since the grant date.

We continue to apply our accounting policy election for estimating forfeitures. Additionally, beginning in the quarter ended March 31, 2017, we reported excess tax benefits related to stock-based compensation as operating activities on the statement of cash flows and the employee taxes paid will continue to be reported as financing activities.